Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Intangible assets, gross	$ 489,558		$ 489,558		$ 450,641	$ 294,629
Less: Accumulated amortization	(274,735)		(274,735)		(198,955)	(92,822)
Intangible assets, net	214,823		214,823		251,686	201,807
Amortization expense	$ 38,000	$ 22,000	$ 75,000	$ 46,000	$ 107,000	70,000
Patent application costs
Goodwill and Intangible Assets
Useful Lives	3 years		3 years		3 years
Intangible assets, gross	$ 420,002		$ 420,002		$ 382,285	207,630
Trade name and trademarks
Goodwill and Intangible Assets
Useful Lives	3 years		3 years		3 years
Intangible assets, gross	$ 69,556		$ 69,556		$ 68,356	$ 86,999